REVENUES (Tables)	12 Months Ended
Aug. 31, 2023
Revenues [Abstract]
Schedule of Revenue
The following table provides information about the balances of our Receivables and Contract assets, net of allowance, and Contract liabilities (Deferred revenues):

	As of August 31, 2023	As of August 31, 2022
Receivables	$10,690,713	$10,484,211
Contract assets (current)	1,536,473	1,292,564
Receivables and contract assets, net of allowance (current)	12,227,186	11,776,775
Contract assets (non-current)	106,994	46,844
Deferred revenues (current)	4,907,152	4,478,048
Deferred revenues (non-current)	653,954	712,715